COMMITMENTS AND CONTINGENCIES (Narrative) (Details)		1 Months Ended	12 Months Ended
	Apr. 01, 2020 CAD ($) shares	Nov. 30, 2018	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 GBP (£)	Nov. 30, 2021 CAD ($) shares	Nov. 30, 2020 CAD ($)	Feb. 04, 2023 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 shares	Sep. 24, 2020 shares	Sep. 22, 2020 shares	Aug. 13, 2020 shares	Jul. 03, 2020 shares	Nov. 30, 2019 CAD ($)	Nov. 30, 2019 USD ($)
Disclosure Of Commitments [Line Items]
Consulting fees			$ 135,000		$ 307,734	$ 166,667
Key management compensation			$ 35,875
Without restriction in exchange annual fee | £				£ 1,500
Aggregate liability							$ 30,000
Number of shares issued | shares					425,000					50,000	100,000	100,000	483,334	500,000
PRT USA [Member]
Disclosure Of Commitments [Line Items]
Term of lease		2 years
Monthly lease payment, next twelve months								$ 3,188							$ 3,726	$ 3,005
Monthly lease payment, year two						3,838		$ 3,284	$ 3,095
Barclays Bank PLC [Member]
Disclosure Of Commitments [Line Items]
Annual lease fee | £				£ 12,000
Annual interest rate of lease			4.00%	4.00%
Monthly lease payment | £				£ 1,000
Director [Member]
Disclosure Of Commitments [Line Items]
Consulting fees	$ 250,000		$ 75,000		$ 307,734	$ 166,667
Number of shares issued | shares	1,000,000